United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          May 10, 2011

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $341,543
                                            (thousands)
List of Other Included Managers:  NONE
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                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER  INSTR. V SOLE  SHARED  NONE
BAIDU INC.               COM       056752108   13,320,000       96,653.00 X                             29,724        0   66,929
CH ROBINSON WORLDWIDE    COM       12541W209   13,269,000      178,989.00 X                             53,128        0  125,861
CME GROUP INC.           COM       12572Q105    4,342,000       14,395.00 X                              4,108        0   10,287
CTRIP.COM INTL.LTD.      COM       22943F100    9,855,000      237,520.00 X                             69,600        0  167,920
DANAHER CORP.            COM       235851102   25,952,000      500,035.00 X                            141,912        0  358,123
EBAY INC.                COM       278642103   17,808,000      573,682.00 X                            166,708        0  406,974
EXPRESS SCRIPTS          COM       302182100   66,351,000    1,193,142.00 X                            350,343        0  842,799
GEN PROBE INC.           COM       36866T103    9,407,000      141,771.00 X                             41,500        0  100,271
GLOBAL PAYMENTS          COM       37940X102   14,751,000      301,529.00 X                             86,652        0  214,877
GOOGLE INC.              COM       38259P508   11,453,000       19,518.00 X                              5,903        0   13,615
IDEXX LABS               COM       45168D104   17,350,000      224,676.00 X                             67,247        0  157,429
INTERCONTINENTAL EXCHANG COM       45865V100   15,499,000      125,453.00 X                             36,458        0   88,995
LABORATORY CORP.         COM       50540R409   10,806,000      117,288.00 X                             34,610        0   82,678
MONSANTO CO.             COM       61166W101   10,825,000      149,802.00 X                             44,125        0  105,677
NEW ORIENTAL EDUCATION   COM       647581107   15,292,000      152,811.00 X                             45,047        0  107,764
PRAXAIR INC.             COM       74005P104   19,666,000      193,553.00 X                             58,716        0  134,837
QUALCOM INC.             COM       747525103   10,816,000      197,252.00 X                             58,189        0  139,063
UNITED PARCEL SERVICE    COM       911312106   13,119,000      176,510.00 X                             53,418        0  123,092
VISA INC.                COM       92826C839   25,512,000      346,525.00 X                             97,731        0  248,794
WALGREEN COMPANY         COM       931422109   16,150,000      402,323.00 X                            113,745        0  288,578


TOTAL COMMON STOCK                            341,543,000



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